Schedule of Income tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax at statutory rate	$ (621,735)	$ (458,619)
State tax	168	168
Meals & Entertainments	295
Permanent differences	404,577	295,578
Other	(71,992)	(336)
Change in valuation allowance	289,487	163,209
Provision for income taxes	$ 800